Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
C/V A. Obelix
Loss Contingencies [Line Items]
Aggregate purchase price	$ 25,250
Office Facilities | Dubai
Loss Contingencies [Line Items]
Lease agreement expiring year		2026
Office Facilities | Singapore
Loss Contingencies [Line Items]
Lease agreement expiring year		2027
Office Facilities | Greece
Loss Contingencies [Line Items]
Lease agreement expiring year		2027
Office Facilities | Hong Kong
Loss Contingencies [Line Items]
Lease agreement expiring year		2027